Long-term debt	6 Months Ended
Jun. 30, 2020
Disclosure Of Detailed Information About Borrowings [Abstract]
Long-term debt
9.	Long-term debt

The transactions during the six months ended June 30, 2020 were as follows:

2020
Balance at January 1	$8,834
Stated and accreted interest	619
Repayment of principal	(165)
Repayment of stated interest	(503)
Balance at June 30	$8,785

At June 30, 2020 and December 31, 2019, the carrying amount of the long-term debt relates to our outstanding loan with SALP or Loan with the parent, which has a principal of $10,000 maturing on April 23, 2024, bears an annual interest rate of 10.0% payable quarterly and an effective interest rate of 15,05%. The Loan with the parent is secured by all the assets of the Company and requires that certain covenants be respected including maintaining an adjusted working capital ratio.

2019

On February 22, 2019, the Company amended the fourth loan agreement or Credit Facility with the addition of two tranches of US$10 million and US$5 million which the Company drew on February 22 and March 22, 2019, respectively. Those two tranches bear interest at an annual rate of 8.5% payable quarterly. Concurrently with the amendment, the Company agreed to reduce the exercise price of Warrants #9 from $1,000.00 to $156.36 per preferred share and to immediately issue those warrants (note 12). The incremental fair value of the warrant liability of $1,137 due to this change was recognized as deferred financing fees related to the additional two tranches received. The Company recorded the credit facility draws on February 22, 2019 and March 22, 2019 at its fair value at the transaction date less the associated transaction costs and financing fees of $45 and $1,137 respectively, for a net amount of $18,677.

On April 23, 2019, the Company entered into a debt restructuring agreement with the long-term debt holder whereby the entirety of the principal on the Credit Facility plus a portion of the interest due, the entirety of the First and Second Original Issue Discount or OID loans and the majority of the Third OID loan would be repaid by Liminal by the issuance of common shares, at a conversion price, rounded to the nearest two decimals, of $15.21 per common share. Consequently, the US$95 million of principal plus interest due on the Credit Facility was reduced to $663 and the aggregate face value of the three OID loans was reduced by $99,552 to $10,000 with the remaining balance of the Third OID loan modified into an interest-bearing loan at a stated interest rate of 10% payable quarterly, referred to as the Loan with the parent. This resulted in the reduction of the long-term debt recorded on the consolidated statement of financial position by $141,536. The Company issued 15,050,312 common shares on that date which were recorded in share capital at a value of $228,915. The difference between the carrying amount of the debt converted into common shares and the increase in the value of the share capital is recognized as a loss on extinguishment of a loan of $87,379. The balance of interest due on the credit facility of $663 was paid in cash.

Pursuant to the debt restructuring, the Company cancelled the warrants previously held by SALP and replaced them with new warrants having an exercise price rounded to the nearest two decimals of $15.21 per common share, expiring on April 23, 2027 (note 11c). The incremental fair value of the replacement warrants was recognized in warrants equity and as part of the loss on the debt extinguishment together with the legal fees incurred to finalize all the related legal agreements.

The modification in terms of the remaining balance of the Third OID loan of $10,000 was accounted for as an extinguishment of the long-term debt and the re-issuance of a new interest-bearing loan. The difference between the carrying amount of the loan extinguished of $4,667 and the fair value of the new Loan with the parent of $8,521 recognized was recorded as a loss on debt extinguishment of $3,854.

The fair value of the modified loan was determined using a discounted cash flow model with a market interest rate of 15.1%.

As a result of this transaction and the extinguishments of debt that occurred earlier in the year following payments made to suppliers by the issuance of equity (note 11a), the consolidated statement of operations for the quarter and the six months ended June 30, 2020, includes a loss on extinguishment of liabilities of $92,374 detailed as follows:

Loss on extinguishment of liabilities due to April 23, 2019 loan modification
Comprising the following elements:
Debt to equity conversion	$87,379
Expensing of financing fees on loan extinguishment	653
Extinguishment of previous loan	(4,667)
Recognition of modified loan	8,521
Expensing of increase in the fair value of the warrants	408
Loss on extinguishment of liabilities due to April 23, 2019 loan modification	$92,294
Loss on extinguishment of liabilities to suppliers	80
Loss on extinguishments of liabilities	$92,374